FIXED ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fixed assets
Fixed assets	$ 49	$ 135
Cost
Fixed assets
Fixed assets	1,452	1,447
Accumulated amortization
Fixed assets
Fixed assets	(1,404)	(1,312)
Office furniture and equipment (including computers)
Fixed assets
Fixed assets	27	80
Office furniture and equipment (including computers) | Cost
Fixed assets
Fixed assets	1,073	1,068
Office furniture and equipment (including computers) | Accumulated amortization
Fixed assets
Fixed assets	(1,046)	(988)
Leasehold improvements
Fixed assets
Fixed assets	21	55
Leasehold improvements | Cost
Fixed assets
Fixed assets	379	379
Leasehold improvements | Accumulated amortization
Fixed assets
Fixed assets	$ (358)	$ (324)